OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
410,913		ING Alternative Beta Fund - Class I	$4,598,116	5.0
368,248		ING Clarion Global Real Estate Portfolio - Class I	3,682,482	4.0
356,584		ING Growth and Income Portfolio - Class I	8,247,791	9.0
4,128,576		ING Intermediate Bond Portfolio - Class I	50,575,051	55.0
1,346,667		ING International Index Portfolio - Class I	11,877,600	12.9
291,231		ING MidCap Opportunities Portfolio - Class I	3,684,076	4.0
141,215		ING Small Company Portfolio - Class I	2,766,411	3.0
661,004		ING Tactical Asset Allocation Fund - Class I	6,405,125	7.0

		Total Investments in Affiliated Investment Companies
		(Cost $81,544,354)*	91,836,652	99.9
		Assets in Excess of Other Liabilities	68,842	0.1
		Net Assets	$91,905,494	100.0

	*	Cost for federal income tax purposes is $90,055,574.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,781,078
		Gross Unrealized Depreciation		—
		Net Unrealized appreciation		$1,781,078

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$91,836,652	$—	$—	$91,836,652
Total Investments, at value	$91,836,652	$—	$—	$91,836,652

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.5%
1,083,345		ING Alternative Beta Fund - Class I	$12,122,631	7.0
866,845		ING Clarion Global Real Estate Portfolio - Class I	8,668,447	5.0
1,492,217		ING Growth and Income Portfolio - Class I	34,514,975	19.9
2,120,399		ING Intermediate Bond Portfolio - Class I	25,974,893	15.0
4,681,791		ING International Index Portfolio - Class I	41,293,392	23.7
1,233,992		ING MidCap Opportunities Portfolio - Class I	15,610,001	9.0
709,161		ING Small Company Portfolio - Class I	13,892,470	8.0
2,133,840		ING Tactical Asset Allocation Fund - Class I	20,676,909	11.9
		Total Investments in Affiliated Investment Companies
		(Cost $148,655,431)*	172,753,718	99.5
		Assets in Excess of Other Liabilities	816,979	0.5
		Net Assets	$173,570,697	100.0

	*	Cost for federal income tax purposes is $160,506,269.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,247,449
		Gross Unrealized Depreciation		—
		Net Unrealized appreciation		$12,247,449

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$172,753,718	$—	$—	$172,753,718
Total Investments, at value	$172,753,718	$—	$—	$172,753,718

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
909,345		ING Alternative Beta Fund - Class I	$10,175,568	6.0
848,884		ING Clarion Global Real Estate Portfolio - Class I	8,488,836	5.0
876,794		ING Growth and Income Portfolio - Class I	20,280,250	12.0
4,845,104		ING Intermediate Bond Portfolio - Class I	59,352,527	35.0
3,629,707		ING International Index Portfolio - Class I	32,014,020	18.9
805,614		ING MidCap Opportunities Portfolio - Class I	10,191,020	6.0
434,039		ING Small Company Portfolio - Class I	8,502,829	5.0
2,089,681		ING Tactical Asset Allocation Fund - Class I	20,249,005	12.0
		Total Investments in Affiliated Investment Companies
		(Cost $148,069,546)*	169,254,055	99.9
		Assets in Excess of Other Liabilities	134,461	0.1
		Net Assets	$169,388,516	100.0

	*	Cost for federal income tax purposes is $163,823,965.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,430,090
		Gross Unrealized Depreciation		—
		Net Unrealized appreciation		$5,430,090

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$169,254,055	$—	$—	$169,254,055
Total Investments, at value	$169,254,055	$—	$—	$169,254,055

There were no significant transfers into or out of Level 1 and 2 during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011